BLACKROCK MUNIYIELD NEW JERSEY FUND, INC. (the “Fund”)

File No. 811-06570

Item G.1.b.ii: Instruments defining the rights of the holders of any new or amended class of securities

A copy of each of (i) the Fund’s Articles of Amendment Amending the Articles Supplementary Establishing and Fixing the Rights and Preferences of Variable Rate Demand Preferred Shares and (ii) the Fund’s Amendment to the Notice of Special Rate Period of the Fund’s Variable Rate Demand Preferred Shares are attached under Item G.1.b.i.